Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset [Abstract]
Schedule of Intangible Asset	Intangible asset consisted of the following:
	As of December 31,
	2024	2025
Intangible assets with indefinite lives:
Insurance brokerage license	$-	$408
Intangible assets	$-	$408